Consolidated Statements of Comprehensive Income ¥ in Thousands, $ in Thousands	3 Months Ended			6 Months Ended
	Sep. 30, 2019 USD ($) $ / shares	Sep. 30, 2019 CNY (¥) ¥ / shares	Sep. 30, 2018 CNY (¥) ¥ / shares	Sep. 30, 2019 USD ($) $ / shares	Sep. 30, 2019 CNY (¥) ¥ / shares	Sep. 30, 2018 CNY (¥) ¥ / shares
Consolidated Statements of Comprehensive Income
Revenues	$ 43,855	¥ 313,464	¥ 247,104	$ 82,102	¥ 586,839	¥ 480,925
Direct costs	(6,760)	(48,315)	(47,263)	(13,160)	(94,064)	(90,421)
Gross profit	37,095	265,149	199,841	68,942	492,775	390,504
Operating expenses
Research and development	(895)	(6,399)	(3,590)	(1,553)	(11,100)	(6,381)
Sales and marketing	(9,077)	(64,880)	(51,488)	(17,560)	(125,517)	(102,903)
General and administrative	(6,916)	(49,435)	(39,997)	(13,899)	(99,337)	(81,012)
Total operating expenses	(16,888)	(120,714)	(95,075)	(33,012)	(235,954)	(190,296)
Operating income	20,207	144,435	104,766	35,930	256,821	200,208
Other (expenses)/income, net
Interest income	910	6,502	6,405	1,780	12,722	12,103
Foreign currency exchange losses	(23)	(162)	(49)	(27)	(190)	(75)
Change in fair value of equity securities	(985)	(7,043)	(30,945)	411	2,936	(40,266)
Dividend income			976	71	507	976
Others	59	422	(56)	107	762	(815)
Total other (expenses)/income, net	(39)	(281)	(23,669)	2,342	16,737	(28,077)
Income before income tax	20,168	144,154	81,097	38,272	273,558	172,131
Income tax expense	(3,090)	(22,087)	(14,921)	(5,815)	(41,563)	(31,445)
Net income	17,078	122,067	66,176	32,457	231,995	140,686
Net income attributable to non-controlling interests	(240)	(1,714)	(1,062)	(461)	(3,298)	(2,030)
Net income attributable to Global Cord Blood Corporation's shareholders	$ 16,838	¥ 120,353	¥ 65,114	$ 31,996	¥ 228,697	¥ 138,656
Earnings per share:
Basic | (per share)	$ 0.14	¥ 0.99	¥ 0.54	$ 0.26	¥ 1.88	¥ 1.15
Diluted | (per share)	$ 0.14	¥ 0.99	¥ 0.53	$ 0.26	¥ 1.88	¥ 1.14
Other comprehensive income, net of nil income taxes
Foreign currency translation adjustments	$ 1,791	¥ 12,800	¥ 14,597	$ 3,239	¥ 23,153	¥ 37,477
Comprehensive income	18,869	134,867	80,773	35,696	255,148	178,163
Comprehensive income attributable to non-controlling interests	(240)	(1,714)	(1,062)	(461)	(3,298)	(2,030)
Comprehensive income attributable to Global Cord Blood Corporation's shareholders	$ 18,629	¥ 133,153	¥ 79,711	$ 35,235	¥ 251,850	¥ 176,133